Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 1,656	$ 1,884	$ 1,167	$ 1,167	$ 597	$ 597	$ 376
Allowance for credit losses	254	355	589	1,198	$ 741	988	341
Accounts written off	(49)	(583)	(236)			(418)	(120)
Ending Balance	$ 1,861	$ 1,656	1,884	1,861		1,167	$ 597
Cumulative Effect, Period of Adoption, Adjustment | ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance			$ 364	$ 364
Ending Balance						$ 364